Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Named Executive Officers, Footnote

The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year. During 2025, our non-PEO NEOs consisted of Clark R. Moore, Executive Vice President, General Counsel and Secretary, Paul A. Pinkston, former Chief Accounting Officer and Jody D. Crook, Chief Commercial Officer and during 2024 and 2023, our non-PEO NEOs consisted of J. Douglas Schick, President, Clark R. Moore, Executive Vice President, General Counsel and Secretary, and Paul A. Pinkston, former Chief Accounting Officer.

Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,017,600	$(1,518,000)	$522,392	$1,021,992
2024	$367,125	$(367,125)	$383,733	$383,733
2023	$436,000	$(436,000)	$181,000	$181,000
(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” (if any) columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$746,667	$(174,900)	$—	$(49,375)	$—	$—	$522,392
2024	$427,900	$3,200	$—	$(47,367)	$—	$—	$383,733
2023	$308,000	$(121,000)	$—	$(6,000)	$—	$—	$181,000

Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$748,335	$(397,080)	$325,362	$676,617
2024	$630,526	$(272,563)	$287,390	$645,353
2023	$646,236	$(308,833)	$130,666	$468,069

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$439,801	$(86,431)	$—	$(28,008)	$—	$—	$325,362
2024	$317,683	$2,222	$—	$(32,515)	$—	$—	$287,390
2023	$218,167	$(82,133)	$—	$(5,368)	$—	$—	$130,666

Additional 402(v) Disclosure [Text Block]

Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2025, 2024 or 2023.

PEO Name	Mr. J. Douglas Schick	Dr. Simon Kukes	Dr. Simon Kukes
PEO Total Compensation Amount	$ 2,017,600	$ 367,125	$ 436,000
PEO Actually Paid Compensation Amount	1,021,992	383,733	181,000
Non-PEO NEO Average Total Compensation Amount	748,335	630,526	646,236
Non-PEO NEO Average Compensation Actually Paid Amount	676,617	645,353	468,069
Total Shareholder Return Amount	50	70	70
Net Income (Loss)	$ (10,362,000)	$ 12,293,000	$ 1,699,000
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(5)	Net income (in thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$2,017,600	$1,021,992	$748,335	$676,617	$50.90	$(10,362)
2024	$367,125	$383,733	$630,526	$645,353	$70.73	$12,293
2023	$436,000	$181,000	$646,236	$468,069	$70.01	$1,699

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. J. Douglas Schick (our PEO during 2025) and for Dr. Simon Kukes (our PEO during 2024 and 2023) for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Schick and Dr. Kukes, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schick and Dr. Kukes during the applicable year. In accordance with the requirements of the Pay Versus Performance Rules, the following adjustments were made to Mr. Schick’s and Dr. Kukes’ total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2025	$2,017,600	$(1,518,000)	$522,392	$1,021,992
2024	$367,125	$(367,125)	$383,733	$383,733
2023	$436,000	$(436,000)	$181,000	$181,000
(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” (if any) columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$746,667	$(174,900)	$—	$(49,375)	$—	$—	$522,392
2024	$427,900	$3,200	$—	$(47,367)	$—	$—	$383,733
2023	$308,000	$(121,000)	$—	$(6,000)	$—	$—	$181,000

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year. During 2025, our non-PEO NEOs consisted of Clark R. Moore, Executive Vice President, General Counsel and Secretary, Paul A. Pinkston, former Chief Accounting Officer and Jody D. Crook, Chief Commercial Officer and during 2024 and 2023, our non-PEO NEOs consisted of J. Douglas Schick, President, Clark R. Moore, Executive Vice President, General Counsel and Secretary, and Paul A. Pinkston, former Chief Accounting Officer.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$748,335	$(397,080)	$325,362	$676,617
2024	$630,526	$(272,563)	$287,390	$645,353
2023	$646,236	$(308,833)	$130,666	$468,069

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$439,801	$(86,431)	$—	$(28,008)	$—	$—	$325,362
2024	$317,683	$2,222	$—	$(32,515)	$—	$—	$287,390
2023	$218,167	$(82,133)	$—	$(5,368)	$—	$—	$130,666

(5)

Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2025, 2024 or 2023.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Relationship Between “Compensation Actually Paid” and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with the Pay Versus Performance Rules) for a particular year. In accordance with the Pay Versus Performance Rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) was ($10,362) thousand, $12,293 thousand and $1,699 thousand, in 2025, 2024 and 2023, respectively. The table below also does not show any correlation between compensation actually paid and net income (loss).

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding our PEOs) during the periods presented do not have any correlation. While equity awards values can be impacted by changes in our stock price each period, over the three years set forth below, our stock price did not materially impact PEO and non-PEO NEO compensation. In general we believe that equity awards align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid” and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.